Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 1,613,600	$ (2,438,964)
Adjustments for:
Share-based compensation	6,389	7,216
Unrealized foreign exchange (gain) loss	(1,905)	9,232
Exploration and evaluation	15,212	14,011
Depletion and depreciation		486,380
Impairment (impairment reversal)	(1,542,414)	2,360,220
Non-cash financing, accretion and early redemption expense	19,090	18,907
Non-cash other income	(2,857)	(2,128)
Unrealized financial derivatives loss	103,631	18,500
Gain on dispositions	(9,666)	(901)
Deferred income tax expense (recovery)	79,968	(160,967)
Asset retirement obligations settled	(6,662)	(7,168)
Change in non-cash working capital	(26,582)	48,758
Cash flows from operating activities	712,384	353,096
Financing activities
(Decrease) increase in credit facilities	(145,321)	143,248
Payments on lease obligations	(4,334)	(5,925)
Net proceeds from issuance of long-term notes	0	652,150
Redemption of long-term notes	(251,969)	(833,672)
Cash flows used in financing activities	(401,624)	(44,199)
Investing activities
Additions to exploration and evaluation assets	(3,298)	(4,490)
Additions to oil and gas properties	(310,005)	(275,850)
Additions to other plant and equipment	(907)	(2,280)
Property acquisitions	(1,557)	0
Proceeds from dispositions	7,804	182
Change in non-cash working capital	(2,797)	(32,031)
Cash flows used in investing activities	(310,760)	(314,469)
Change in cash	0	(5,572)
Cash, beginning of year	0	5,572
Cash, end of year	0	0
Supplementary information
Interest paid	93,114	102,358
Income taxes paid	$ 253	$ 1,155